Document and Entity Information	May 16, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001817944
Document Type	8-K
Document Period End Date	May 16, 2022
Entity Registrant Name	CLARUS THERAPEUTICS HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39802
Entity Tax Identification Number	85-1231852
Entity Address, Address Line One	555 Skokie Boulevard
Entity Address, Address Line Two	Suite 340
Entity Address, City or Town	Northbrook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60062
City Area Code	(847)
Local Phone Number	562-4300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	CRXT
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase one share of common stock at an exercise price of $11.50
Trading Symbol	CRXTW
Security Exchange Name	NASDAQ